CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Class A Convertible Preferred Stock	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Convertible Preferred Stock [Member]	Series B Super Voting Preferred Stock [Member]	Class B Super Voting Preferred Stock
Balance, shares at Dec. 31, 2022			37,428,394			56,635,000
Balance, amount at Dec. 31, 2022	$ (595,051)		$ 3,742	$ 236,842	$ (841,298)	$ 5,663	$ 0
Share conversions, shares			13,810,125			(552,405)
Share conversions, amount	0		$ 1,381	(1,326)	0	$ (55)	0
Preferred stock issued for services, shares						200,004
Preferred stock issued for services, amount	110,002		$ 0	109,982	0	$ 20	0
Common stock issued for cash, shares			825,000
Common stock issued for cash, amount	412,500		$ 83	412,417	0	0	0
Common stock issued for services, shares			6,518,950
Common stock issued for services, amount	178,544		$ 652	177,892	0	0	0
Settlement of derivative liability	59,831		0	59,831	0	0	0
Net loss	(1,580,733)		$ 0	0	(1,580,733)	$ 0	0
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469			56,282,599
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,628	$ 5,858	995,638	(2,422,031)	$ 5,628	0	$ 0
Share conversions, shares		(442,472)	11,061,800
Share conversions, amount	0	$ (44)	$ 1,106	(1,062)	0			$ 0
Preferred stock issued for services, shares		4,040,000						90
Preferred stock issued for services, amount	2,990,000	$ 404	$ 0	2,989,596	0			$ 0
Common stock issued for cash, shares			13,429,645
Common stock issued for cash, amount	315,933	0	$ 1,343	314,590	0			0
Common stock issued for services, shares			900,000
Common stock issued for services, amount	43,400	0	$ 90	43,310	0			0
Net loss	(4,195,265)	0	$ 0	0	(4,195,265)			0
Common stock issued note conversion, shares			3,626,643
Common stock issued note conversion, amount	164,893	$ 0	$ 363	164,530	0			$ 0
Balance, shares at Sep. 30, 2024		59,880,127	87,600,557					90
Balance, amount at Sep. 30, 2024	(2,095,946)	$ 5,988	$ 8,760	4,506,602	(6,617,296)			$ 0
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469			56,282,599
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,628	$ 5,858	995,638	(2,422,031)	$ 5,628	0	$ 0
Share conversions, shares			19,061,800			(762,472)
Share conversions, amount	0		$ 1,906	(1,830)	0	$ (76)	$ 0
Preferred stock issued for services, shares						4,040,000	90
Preferred stock issued for services, amount	2,990,000		$ 0	2,989,596	0	$ 404	$ 0
Common stock issued for services, shares			900,000
Common stock issued for services, amount	43,400		$ 90	43,310	0	0	0
Net loss	(4,514,971)		$ 0	0	(4,514,971)	0	0
Common stock issued for cash, net of offering cost, shares			19,462,532
Common stock issued for cash, net of offering cost, amount	371,070		$ 1,946	369,124	0	0	0
Common stock issued upon note conversions, shares			14,705,144
Common stock issued upon note conversions, amount	329,916		$ 1,470	328,446	0	$ 0	$ 0
Balance, shares at Dec. 31, 2024		59,560,127	112,711,945			59,560,127	90	90
Balance, amount at Dec. 31, 2024	(2,195,492)	$ 5,956	$ 11,270	4,724,284	(6,937,002)	$ 5,956	$ 0	$ 0
Balance, shares at Jun. 30, 2024		55,920,127	75,545,390					90
Balance, amount at Jun. 30, 2024	(1,922,633)	$ 5,592	$ 7,554	1,111,881	(3,047,660)			$ 0
Share conversions, shares		(40,000)	1,000,000
Share conversions, amount	0	$ (4)	$ 100	(96)	0			0
Preferred stock issued for services, shares		4,000,000
Preferred stock issued for services, amount	2,930,000	$ 400	$ 0	2,929,600	0			0
Common stock issued for cash, shares			9,500,237
Common stock issued for cash, amount	190,927	0	$ 950	189,977	0			0
Settlement of derivative liability	151,450	0	0	151,450	0			0
Net loss	(3,569,636)	0	$ 0	0	(3,569,636)			0
Common stock issued upon note conversions, shares			1,554,930
Common stock issued upon note conversions, amount	123,946	$ 0	$ 156	123,790	0			$ 0
Balance, shares at Sep. 30, 2024		59,880,127	87,600,557					90
Balance, amount at Sep. 30, 2024	(2,095,946)	$ 5,988	$ 8,760	4,506,602	(6,617,296)			$ 0
Balance, shares at Dec. 31, 2024		59,560,127	112,711,945			59,560,127	90	90
Balance, amount at Dec. 31, 2024	(2,195,492)	$ 5,956	$ 11,270	4,724,284	(6,937,002)	$ 5,956	$ 0	$ 0
Share conversions, shares		(1,842,176)	46,054,400
Share conversions, amount	0	$ (184)	$ 4,605	(4,421)	0			0
Common stock issued for cash, shares			23,992,548
Common stock issued for cash, amount	83,117	0	$ 2,400	80,717	0			0
Net loss	(802,966)	0	$ 0	0	(802,966)			0
Common stock issued note conversion, shares			18,662,337
Common stock issued note conversion, amount	25,902	$ 0	$ 1,866	24,036	0			$ 0
Balance, shares at Sep. 30, 2025		57,717,951	201,421,230					90
Balance, amount at Sep. 30, 2025	(2,889,439)	$ 5,772	$ 20,141	4,824,616	(7,739,968)			$ 0
Balance, shares at Jun. 30, 2025		58,237,951	164,261,130					90
Balance, amount at Jun. 30, 2025	(2,542,850)	$ 5,824	$ 16,425	4,790,353	(7,355,452)			$ 0
Share conversions, shares		(520,000)	13,000,000
Share conversions, amount	0	$ (52)	$ 1,300	(1,248)	0			0
Common stock issued for cash, shares			5,497,763
Common stock issued for cash, amount	12,025	0	$ 550	11,475	0			0
Net loss	(384,516)	0	$ 0	0	(384,516)			0
Common stock issued upon note conversion, shares			18,662,337
Common stock issued upon note conversion, amount	25,902	$ 0	$ 1,866	24,036	0			$ 0
Balance, shares at Sep. 30, 2025		57,717,951	201,421,230					90
Balance, amount at Sep. 30, 2025	$ (2,889,439)	$ 5,772	$ 20,141	$ 4,824,616	$ (7,739,968)			$ 0